JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635		3,766
7.25%, 8/15/2022	3,935		4,276
7.13%, 2/15/2023	2,500		2,799
5.25%, 11/15/2028	20,000		25,605
3.75%, 11/15/2043	40,000		50,875
3.00%, 5/15/2045	31,000		35,242
2.75%, 11/15/2047	35,000		38,213
2.00%, 2/15/2050	35,000		32,773
1.25%, 5/15/2050	10,000		7,749
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500		42,012
U.S. Treasury Notes
2.75%, 8/15/2021	10,000		10,056
2.00%, 11/30/2022	100,000		102,821
2.63%, 2/28/2023	25,000		26,085
2.13%, 11/30/2023	65,000		68,094
2.25%, 11/15/2024	35,000		37,186
1.13%, 2/28/2025	25,000		25,573
0.50%, 3/31/2025	50,000		49,953
0.38%, 4/30/2025	40,000		39,734
2.00%, 8/15/2025	20,000		21,153
1.63%, 2/15/2026	20,000		20,810
1.13%, 2/28/2027	65,000		65,478
0.63%, 3/31/2027	30,000		29,340
2.25%, 8/15/2027	30,000		32,072
0.63%, 12/31/2027	30,000		28,924
1.25%, 4/30/2028	11,120		11,117
1.50%, 2/15/2030	25,000		24,997
0.63%, 5/15/2030	40,000		36,942
0.63%, 8/15/2030	25,000		22,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $876,942)			896,641

MORTGAGE-BACKED SECURITIES — 24.9%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027(a)	29		29
Pool # 846812, ARM, 2.41%, 4/1/2030(a)	3		3
Pool # 1G2627, ARM, 1.94%, 3/1/2037(a)	204		210
FHLMC Gold Pools, 20 Year
Pool # C90830, 4.50%, 5/1/2024	38		41
FHLMC Gold Pools, 30 Year
Pool # C00078, 9.00%, 11/1/2021	—	(b)	—	(b)
Pool # C80091, 6.50%, 1/1/2024	12		14
Pool # G00229, 8.50%, 5/1/2024	3		3
Pool # C00354, 8.50%, 7/1/2024	6		7
Pool # C00376, 8.00%, 11/1/2024	6		6
Pool # C00418, 7.00%, 8/1/2025	1		1
Pool # C00414, 7.50%, 8/1/2025	7		8
Pool # D63303, 7.00%, 9/1/2025	2		2
Pool # G00981, 8.50%, 7/1/2028	11		12
Pool # C00742, 6.50%, 4/1/2029	75		85
Pool # C00785, 6.50%, 6/1/2029	23		26
Pool # C47318, 7.00%, 9/1/2029	274		308
Pool # C01292, 6.00%, 2/1/2032	29		33
Pool # A16155, 5.50%, 11/1/2033	54		61
Pool # C03589, 4.50%, 10/1/2040	468		524
Pool # Q41177, 3.50%, 6/1/2046	14,898		16,053
Pool # G61334, 4.00%, 3/1/2047	3,899		4,319
Pool # Q54902, 4.00%, 3/1/2048	5,220		5,586
Pool # Q54950, 4.00%, 3/1/2048	6,251		6,839
Pool # Q59727, 4.00%, 11/1/2048	6,658		7,244
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	1,989		2,101
Pool # RA2675, 2.00%, 6/1/2050	19,244		19,456
Pool # RA2484, 3.00%, 6/1/2050	8,060		8,462
Pool # RA2904, 3.00%, 6/1/2050	11,720		12,336
Pool # RA2970, 2.50%, 7/1/2050	12,782		13,284
Pool # QB2020, 2.50%, 8/1/2050	8,032		8,361
Pool # QB3756, 2.50%, 9/1/2050	18,718		19,715
FNMA
Pool # 620061, ARM, 1.63%, 11/1/2027(a)	17		16
Pool # 89406, ARM, 1.77%, 6/1/2029(a)	4		4
Pool # 563497, ARM, 1.63%, 11/1/2040(a)	16		16

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	489	520
Pool # FM4449, 3.00%, 12/1/2034	14,934	15,901
Pool # CA7114, 2.50%, 9/1/2035	21,896	23,111
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	66	72
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	7	8
Pool # 315500, 7.00%, 8/1/2025	10	11
Pool # 250575, 6.50%, 6/1/2026	9	10
Pool # 483802, 5.50%, 2/1/2029	123	140
Pool # 524949, 7.50%, 3/1/2030	12	12
Pool # 545639, 6.50%, 4/1/2032	127	149
Pool # 702435, 5.50%, 5/1/2033	706	814
Pool # 709441, 5.50%, 7/1/2033	266	305
Pool # 730711, 5.50%, 8/1/2033	377	435
Pool # 743127, 5.50%, 10/1/2033	318	370
Pool # 747628, 5.00%, 11/1/2033	710	812
Pool # 753662, 5.50%, 12/1/2033	447	520
Pool # 755615, 5.50%, 1/1/2034	463	538
Pool # 811755, 7.00%, 3/1/2035	1,000	1,199
Pool # 845834, 5.50%, 10/1/2035	264	300
Pool # 888201, 5.50%, 2/1/2036	124	144
Pool # 831409, 5.50%, 4/1/2036	537	616
Pool # 867420, 5.50%, 5/1/2036	290	334
Pool # 745802, 6.00%, 7/1/2036	583	693
Pool # 969708, 4.50%, 3/1/2038	40	43
Pool # AE1216, 3.50%, 1/1/2041	1,007	1,095
Pool # AE1260, 3.50%, 8/1/2041	564	613
Pool # AB5378, 3.50%, 5/1/2042	2,119	2,304
Pool # AO6710, 4.00%, 6/1/2042	3,370	3,757
Pool # AR5147, 3.00%, 3/1/2043	2,274	2,424
Pool # AT8192, 4.00%, 6/1/2043	2,057	2,268
Pool # AS1112, 4.00%, 11/1/2043	5,369	5,949
Pool # BM1109, 4.00%, 10/1/2044	3,569	3,976
Pool # AS4073, 4.00%, 12/1/2044	1,974	2,187
Pool # AL8660, 4.00%, 6/1/2045	5,401	6,018
Pool # AS5648, 3.50%, 7/1/2045	2,376	2,584
Pool # AS6208, 3.50%, 10/1/2045	1,322	1,438
Pool # AS6344, 3.50%, 12/1/2045	2,795	3,039
Pool # BM5560, 4.00%, 1/1/2046	10,782	12,004
Pool # AL8030, 4.00%, 2/1/2046	3,286	3,641
Pool # AX5520, 3.00%, 5/1/2046	1,099	1,172
Pool # AX5546, 3.00%, 9/1/2046	1,439	1,534
Pool # AX5547, 3.50%, 9/1/2046	2,339	2,543
Pool # BM3744, 4.00%, 3/1/2047	10,617	11,820
Pool # BM1049, 4.00%, 4/1/2047	10,606	11,517
Pool # CA0411, 4.00%, 9/1/2047	7,087	7,876
Pool # CA0861, 3.50%, 11/1/2047	4,806	5,225
Pool # BJ1666, 4.00%, 12/1/2047	6,230	6,829
Pool # BM3477, 4.00%, 1/1/2048	5,774	6,315
Pool # CA1006, 4.00%, 1/1/2048	7,281	8,006
Pool # CA1361, 3.50%, 2/1/2048	3,308	3,595
Pool # BD9074, 3.50%, 3/1/2048	1,301	1,407
Pool # BJ4640, 4.00%, 3/1/2048	2,613	2,863
Pool # BD9078, 4.00%, 4/1/2048	2,714	3,011
Pool # BD9077, 3.50%, 5/1/2048	1,047	1,138
Pool # BD9083, 4.00%, 7/1/2048	2,868	3,174
Pool # CA2489, 4.50%, 10/1/2048	2,864	3,083
Pool # BN7416, 3.50%, 9/1/2049	2,797	3,060

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # BO1418, 3.50%, 9/1/2049	4,621		4,880
Pool # BO1427, 3.50%, 9/1/2049	6,070		6,410
Pool # CA4431, 3.50%, 10/1/2049	8,434		8,906
Pool # MA3803, 3.50%, 10/1/2049	4,003		4,227
Pool # FM2014, 3.00%, 11/1/2049	11,783		12,505
Pool # BN0803, 3.50%, 12/1/2049	3,155		3,332
Pool # MA3872, 3.50%, 12/1/2049	4,075		4,303
Pool # BN0807, 3.50%, 1/1/2050	1,409		1,488
Pool # FM2437, 3.00%, 2/1/2050	15,966		16,800
Pool # CA6144, 2.50%, 6/1/2050	20,366		21,112
Pool # BP7345, 3.00%, 6/1/2050	17,684		18,606
Pool # BP9369, 2.00%, 7/1/2050	9,383		9,486
Pool # CA6322, 2.50%, 7/1/2050	17,309		17,941
Pool # BQ1645, 2.50%, 8/1/2050	9,425		9,783
Pool # BQ1911, 2.00%, 10/1/2050	5,319		5,383
Pool # BQ2999, 2.50%, 10/1/2050	9,521		9,900
Pool # BQ6051, 2.50%, 10/1/2050	8,955		9,304
Pool # BQ6118, 2.50%, 10/1/2050	9,552		9,902
FNMA, Other
Pool # AL1353, 3.34%, 1/1/2022(a)	2,827		2,833
Pool # AM8674, 2.81%, 4/1/2025	6,500		7,004
Pool # AM4660, 3.77%, 12/1/2025	4,167		4,652
Pool # AN0571, 3.10%, 1/1/2026	6,500		7,120
Pool # AL8963, 2.92%, 5/1/2026(a)	3,146		3,409
Pool # AN2493, 2.36%, 8/1/2026	3,875		4,128
Pool # AM6381, 3.29%, 8/1/2026	9,871		10,882
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,327
Pool # AL9769, 2.64%, 12/1/2026(a)	6,541		7,060
Pool # AN4635, 3.01%, 2/1/2027	6,803		7,470
Pool # FN0040, 3.04%, 6/1/2027(a)	3,715		4,085
Pool # AN6800, 2.97%, 9/1/2027	3,415		3,752
Pool # AN6825, 2.80%, 10/1/2027	4,000		4,370
Pool # AN9486, 3.57%, 6/1/2028	12,449		14,150
Pool # 405220, 6.00%, 9/1/2028	5		5
Pool # BL0550, 3.77%, 11/1/2028	2,660		3,061
Pool # AN3908, 3.12%, 1/1/2029	8,132		9,019
Pool # BL1950, 3.47%, 3/1/2029	12,718		14,188
Pool # AN8493, 3.30%, 2/1/2030	4,823		5,263
Pool # BM5425, 3.16%, 3/1/2030(a)	5,000		5,526
Pool # BL9023, 1.22%, 11/1/2030	20,475		19,857
Pool # BL4576, 2.70%, 10/1/2031	15,000		16,031
Pool # AN8412, 3.39%, 2/1/2033	4,520		5,092
Pool # AN8464, 3.33%, 3/1/2033	6,524		7,316
Pool # BL2944, 3.19%, 7/1/2034	1,700		1,897
Pool # BL3288, 2.52%, 9/1/2034	12,000		12,687
Pool # BL4331, 2.41%, 10/1/2034	16,000		16,741
Pool # BL4215, 2.56%, 9/1/2036	7,156		7,585
Pool # BL7125, 2.04%, 6/1/2037	8,409		8,312
GNMA I, 30 Year
Pool # 306081, 9.00%, 8/15/2021	1		1
Pool # 780284, 9.00%, 12/15/2021	—	(b)	—	(b)
Pool # 321560, 8.00%, 7/15/2022	1		1
Pool # 337141, 7.50%, 8/15/2022	2		2
Pool # 339969, 7.00%, 12/15/2022	—	(b)	—	(b)
Pool # 332022, 7.00%, 1/15/2023	1		1
Pool # 346572, 7.00%, 5/15/2023	1		1
Pool # 349788, 6.50%, 6/15/2023	—	(b)	—	(b)
Pool # 358801, 7.50%, 6/15/2023	4		4
Pool # 359588, 7.50%, 6/15/2023	3		3
Pool # 322200, 6.50%, 7/15/2023	5		5

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 346673, 7.00%, 7/15/2023	1		1
Pool # 354538, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 357782, 7.00%, 7/15/2023	—	(b)	—	(b)
Pool # 360889, 7.00%, 7/15/2023	1		1
Pool # 344505, 6.50%, 8/15/2023	2		2
Pool # 356717, 6.50%, 8/15/2023	2		2
Pool # 345375, 6.50%, 9/15/2023	6		6
Pool # 345391, 6.50%, 10/15/2023	1		2
Pool # 354681, 8.00%, 10/15/2023	4		4
Pool # 370927, 6.50%, 11/15/2023	—	(b)	—	(b)
Pool # 346944, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 349265, 6.50%, 12/15/2023	5		6
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 370289, 6.50%, 12/15/2023	—	(b)	—	(b)
Pool # 354747, 6.50%, 2/15/2024	33		37
Pool # 362341, 6.50%, 2/15/2024	17		19
Pool # 370338, 6.50%, 2/15/2024	—	(b)	1
Pool # 379328, 7.00%, 3/15/2024	2		2
Pool # 391552, 7.00%, 3/15/2024	26		27
Pool # 780029, 9.00%, 11/15/2024	—	(b)	—	(b)
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	5		6
Pool # 422308, 7.50%, 3/15/2026	9		10
Pool # 412644, 8.00%, 7/15/2026	3		3
Pool # 436445, 8.00%, 8/15/2026	—	(b)	—	(b)
Pool # 432398, 7.50%, 3/15/2027	11		11
Pool # 462562, 7.50%, 2/15/2028	17		17
Pool # 472679, 7.00%, 6/15/2028	—	(b)	1
Pool # 784010, 4.00%, 3/15/2045	446		525
Pool # 626938, 4.00%, 4/15/2045	263		300
Pool # 784041, 4.00%, 8/15/2045	3,132		3,670
Pool # 784208, 4.00%, 7/15/2046	4,288		4,743
Pool # 784897, 2.50%, 10/15/2049	9,521		10,099
Pool # BU5359, 3.00%, 4/15/2050	19,526		20,490
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	10		11
Pool # 2344, 8.00%, 12/20/2026	13		15
Pool # 2512, 8.00%, 11/20/2027	34		38

TOTAL MORTGAGE-BACKED SECURITIES (Cost $722,508)			740,846

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.8%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	3		3
Series 1367, Class K, 5.50%, 9/15/2022	20		20
Series 2688, Class DG, 4.50%, 10/15/2023	84		87
Series 1785, Class A, 6.00%, 10/15/2023	299		314
Series 1591, Class E, 10.00%, 10/15/2023	5		6
Series 1633, Class Z, 6.50%, 12/15/2023	51		53
Series 1694, Class PK, 6.50%, 3/15/2024	30		31
Series 3798, Class AY, 3.50%, 1/15/2026	1,613		1,699
Series 3809, Class BC, 3.50%, 2/15/2026	1,280		1,350
Series 4181, Class VA, 3.00%, 5/15/2026	1,696		1,721
Series 3188, Class GE, 6.00%, 7/15/2026	568		619
Series 3926, Class MW, 4.50%, 9/15/2026	4,587		4,921
Series 1999, Class PU, 7.00%, 10/15/2027	31		34
Series 2031, Class PG, 7.00%, 2/15/2028	69		79
Series 2035, Class PC, 6.95%, 3/15/2028	213		241

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2064, Class PD, 6.50%, 6/15/2028	129	148
Series 2095, Class PE, 6.00%, 11/15/2028	104	117
Series 4066, Class VB, 3.50%, 1/15/2029	4,625	4,684
Series 4050, Class VE, 4.00%, 1/15/2029	4,998	5,076
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,595
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,784
Series 2152, Class BD, 6.50%, 5/15/2029	43	48
Series 2162, Class TH, 6.00%, 6/15/2029	259	292
Series 4002, Class MV, 4.00%, 1/15/2030	5,178	5,241
Series 3737, Class DG, 5.00%, 10/15/2030	1,056	1,127
Series 3981, Class PA, 3.00%, 4/15/2031	4,786	4,939
Series 2367, Class ME, 6.50%, 10/15/2031	182	207
Series 2647, Class A, 3.25%, 4/15/2032	81	87
Series 2480, Class EJ, 6.00%, 8/15/2032	190	210
Series 4156, Class SB, IF, 5.33%, 1/15/2033(a)	1,001	1,068
Series 4170, Class TS, IF, 5.85%, 2/15/2033(a)	3,868	3,970
Series 4186, Class JE, 2.00%, 3/15/2033	9,011	9,318
Series 4188, Class JG, 2.00%, 4/15/2033	5,743	5,966
Series 4206, Class DA, 2.00%, 5/15/2033	4,285	4,459
Series 2611, Class QZ, 5.00%, 5/15/2033	2,259	2,518
Series 2882, Class QD, 4.50%, 7/15/2034	220	231
Series 2927, Class GA, 5.50%, 10/15/2034	53	54
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,802
Series 2915, Class MU, 5.00%, 1/15/2035	1,448	1,673
Series 5000, Class CB, 1.25%, 1/25/2035	7,974	8,058
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,996
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	10,833
Series 3085, Class VS, HB, IF, 28.32%, 12/15/2035(a)	248	399
Series 3181, Class OP, PO, 7/15/2036	851	776
Series 4867, Class WF, 0.52%, 4/15/2037(a)	8,176	8,260
Series 3413, Class B, 5.50%, 4/15/2037	304	345
Series 3325, Class JL, 5.50%, 6/15/2037	2,293	2,656
Series 3341, Class PE, 6.00%, 7/15/2037	1,508	1,762
Series 4365, Class HZ, 3.00%, 1/15/2040	5,567	5,945
Series 3699, Class QH, 5.50%, 7/15/2040	1,641	1,827
Series 3772, Class PE, 4.50%, 12/15/2040	4,297	4,808
Series 4047, Class PB, 3.50%, 1/15/2041	6,952	7,212
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,550
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,258
Series 4039, Class SA, IF, IO, 6.40%, 5/15/2042(a)	4,433	805
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,918
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,985
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,975
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,543
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,158
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,551
Series 4594, Class GN, 2.50%, 2/15/2045	2,821	2,957
Series 4606, Class KP, 2.50%, 7/15/2046	17,285	18,212
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	7,021
Series 4974, Class PH, 1.50%, 6/25/2048	3,032	3,103
Series 4933, Class PA, 2.50%, 10/25/2049	9,497	9,863
Series 4937, Class MD, 2.50%, 10/25/2049	37,631	39,284
Series 4925, Class PA, 3.00%, 10/25/2049	16,213	17,386
Series 5072, Class QC, 1.00%, 10/25/2050	9,735	9,521
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	6	—	(b)
Series 264, Class 30, 3.00%, 7/15/2042	5,712	5,940
Series 267, Class 30, 3.00%, 8/15/2042	3,232	3,325
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,153	1,365

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-56, Class A, PO, 5/25/2043	662		657
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	1,008		1,241
FNMA, Grantor Trust, Whole Loan
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	220		259
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	—	(b)	—	(b)
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(b)	—	(b)
Series 1993-146, Class E, PO, 5/25/2023	10		10
Series 1993-110, Class H, 6.50%, 5/25/2023	13		13
Series 1993-217, Class H, PO, 8/25/2023	2		2
Series 1993-205, Class H, PO, 9/25/2023	2		2
Series 1993-228, Class G, PO, 9/25/2023	3		3
Series 1993-155, Class PJ, 7.00%, 9/25/2023	210		222
Series 2003-128, Class DY, 4.50%, 1/25/2024	374		387
Series 1994-51, Class PV, 6.00%, 3/25/2024	290		306
Series 1994-37, Class L, 6.50%, 3/25/2024	69		73
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,356
Series 2010-155, Class B, 3.50%, 1/25/2026	2,708		2,843
Series 1998-58, Class PC, 6.50%, 10/25/2028	286		325
Series 2000-8, Class Z, 7.50%, 2/20/2030	110		129
Series 2002-92, Class FB, 0.74%, 4/25/2030(a)	259		262
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	155		21
Series 2003-67, Class SA, HB, IF, 44.90%, 10/25/2031(a)	49		89
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,486
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		6,282
Series 2013-50, Class YO, PO, 1/25/2033	2,848		2,531
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,321		1,460
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300		5,757
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699		4,144
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745		2,963
Series 2004-46, Class QD, HB, IF, 23.63%, 3/25/2034(a)	279		358
Series 2004-54, Class FL, 0.49%, 7/25/2034(a)	578		583
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000		6,493
Series 2005-22, Class EH, 5.00%, 4/25/2035	2,420		2,782
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000		4,471
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653		5,075
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429		4,743
Series 2005-58, Class EP, 5.50%, 7/25/2035	263		297
Series 2006-3, Class SB, IF, IO, 6.61%, 7/25/2035(a)	1,099		99
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879		6,366
Series 2005-83, Class LA, 5.50%, 10/25/2035	406		468
Series 2005-116, Class PC, 6.00%, 1/25/2036	1,874		2,120
Series 2006-51, Class FP, 0.44%, 3/25/2036(a)	2,190		2,200
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491		5,074
Series 2006-81, Class FA, 0.44%, 9/25/2036(a)	31		32
Series 2006-110, PO, 11/25/2036	335		312
Series 2007-76, Class PE, 6.00%, 8/25/2037	937		1,102
Series 2010-47, Class MB, 5.00%, 9/25/2039	2,269		2,604
Series 2010-68, Class EP, 4.50%, 12/25/2039	657		691
Series 2010-11, Class CB, 4.50%, 2/25/2040	137		153
Series 2010-4, Class SL, IF, 11.38%, 2/25/2040(a)	46		58
Series 2012-115, Class ME, 1.75%, 3/25/2042	3,486		3,568
Series 2012-60, Class EP, 3.00%, 4/25/2042	1,354		1,432
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566		6,262
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,415
Series 2012-139, Class JA, 3.50%, 12/25/2042	4,408		4,839
Series 2013-128, Class AO, PO, 12/25/2043	7,797		6,965
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		12,776
Series 2016-45, Class PC, 3.00%, 9/25/2045	8,281		8,751

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-38, Class NA, 3.00%, 1/25/2046	9,634	10,397
Series 2019-71, Class CA, 2.50%, 7/25/2046	16,268	17,003
Series 2019-38, Class PC, 3.00%, 2/25/2048	9,903	10,471
Series 2019-65, Class PA, 2.50%, 5/25/2048	11,989	12,501
Series 2019-42, Class KA, 3.00%, 7/25/2049	17,274	18,150
Series 2019-81, Class JA, 2.50%, 9/25/2049	13,842	14,592
Series 2019-77, Class ZL, 3.00%, 1/25/2050	26,084	27,392
Series 2020-12, Class JC, 2.00%, 3/25/2050	34,028	34,917
Series 2021-4, Class GD, 1.00%, 2/25/2051	9,674	9,532
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	61	69
Series 2002-W7, Class A4, 6.00%, 6/25/2029	695	802
Series 2003-W1, Class 1A1, 5.12%, 12/25/2042(a)	397	435
Series 2003-W1, Class 2A, 5.60%, 12/25/2042(a)	215	239
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,278	1,525
Series 2009-W1, Class A, 6.00%, 12/25/2049	531	616
FNMA, REMIC, Whole Loan
Series 2009-89, Class A1, 5.41%, 5/25/2035	139	146
FNMA, STRIPS
Series 278, Class 3, 0.96%, 11/25/2023(a)	61	61
Series 278, Class 1, 0.85%, 8/25/2025(a)	341	345
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	1,954	2,157
Series 2008-15, Class NB, 4.50%, 2/20/2038	306	336
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038(a)	1,911	345
Series 2009-42, Class TX, 4.50%, 6/20/2039	5,360	5,976
Series 2009-69, Class WM, 5.50%, 8/20/2039	1,466	1,671
Series 2011-29, Class Z, 5.00%, 5/20/2040	16,677	19,376
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,940
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	2,360	2,602
Series 2020-1, Class M55G, 3.00%, 8/25/2059	19,138	20,347

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $619,169)		645,244

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,475
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,571
Series K048, Class A2, 3.28%, 6/25/2025(a)	6,500	7,124
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,825
Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,357
Series K734, Class A2, 3.21%, 2/25/2026	5,060	5,548
Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,316
Series K069, Class A2, 3.19%, 9/25/2027(a)	3,000	3,348
Series K087, Class A1, 3.59%, 10/25/2027	5,157	5,696
Series W5FX, Class AFX, 3.21%, 4/25/2028(a)	3,436	3,825
Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,710
Series K081, Class A2, 3.90%, 8/25/2028(a)	9,055	10,559
Series K086, Class A2, 3.86%, 11/25/2028(a)	7,320	8,521
Series K086, Class A1, 3.67%, 12/25/2028	2,614	2,894
Series K088, Class A2, 3.69%, 1/25/2029	8,700	10,050
Series K158, Class A1, 3.90%, 7/25/2030	9,030	10,368
Series K-1511, Class A1, 3.28%, 10/25/2030	9,563	10,648
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,679
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	11,149
Series Q007, Class APT2, 3.30%, 10/25/2047(a)	4,948	5,250
Series Q013, Class APT2, 1.29%, 5/25/2050(a)	14,228	14,096
FNMA ACES
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	4,276	4,579

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-M1, Class A2, 2.94%, 1/25/2026(a)	19,348	20,923
Series 2017-M3, Class A2, 2.48%, 12/25/2026(a)	6,000	6,423
Series 2017-M4, Class A2, 2.57%, 12/25/2026(a)	6,187	6,651
Series 2017-M7, Class A2, 2.96%, 2/25/2027(a)	4,394	4,800
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	12,000	13,208
Series 2018-M4, Class A2, 3.04%, 3/25/2028(a)	15,000	16,653
Series 2018-M8, Class A2, 3.32%, 6/25/2028(a)	9,930	11,205
Series 2019-M1, Class A2, 3.55%, 9/25/2028(a)	10,615	12,193
Series 2019-M2, Class A2, 3.63%, 11/25/2028(a)	13,500	15,351
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,720	9,820
Series 2019-M25, Class A2, 2.33%, 11/25/2029(a)	14,000	14,560
Series 2020-M8, Class A2, 1.82%, 2/25/2030	9,700	9,795
Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	17,668
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,676
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	5,706
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,977	17,769
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	14,252
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	10,000	10,893

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $357,092)		379,134

U.S. GOVERNMENT AGENCY SECURITIES — 4.2%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	12,393
5.75%, 12/7/2028	12,824	16,810
3.33%, 4/28/2037	15,000	17,330
FNMA
6.25%, 5/15/2029	10,000	13,636
DN, 5.18%, 5/15/2030(c)	10,000	8,517
FNMA, STRIPS
18.10%, 5/29/2026(c)	9,200	8,793
2.63%, 10/8/2027(c)	8,000	7,370
Resolution Funding Corp. STRIPS
DN, 21.03%, 4/15/2028(c)	15,000	13,706
DN, 5.95%, 1/15/2030(c)	15,700	13,470
DN, 20.24%, 4/15/2030(c)	5,000	4,276
Tennessee Valley Authority
0.75%, 5/15/2025	7,000	7,050

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $102,596)		123,351

ASSET-BACKED SECURITIES — 1.1%
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,040)	28,927	31,538

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 4.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(d)(e) (Cost $141,192)	141,192	141,192

Total Investments — 99.8% (Cost $2,848,539)		2,957,946
Other Assets Less Liabilities — 0.2%		5,722

Net Assets — 100.0%		2,963,668

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the effective yield as of May 31, 2021.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,538	$—	$31,538
Collateralized Mortgage Obligations	—	642,642	2,602	645,244
Commercial Mortgage-Backed Securities	—	379,134	—	379,134
Mortgage-Backed Securities	—	740,846	—	740,846
U.S. Government Agency Securities	—	123,351	—	123,351
U.S. Treasury Obligations	—	896,641	—	896,641
Short-Term Investments
Investment Companies	141,192	—	—	141,192

Total Investments in Securities	$141,192	$2,814,152	$2,602	$2,957,946

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$160,519	$190,662	$209,989	$—	$—	$141,192	141,192	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.